TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company deferred tax assets are as follows:

	December 31,
	2011	2012

Deferred tax assets:
Net operating losses carryforward	$18,161	$14,351
Research and Development assets for Israeli Tax Authorities	2,809	3,013
Other	816	1,016

Deferred tax assets before valuation allowance	21,786	18,380
Valuation allowance	(11,422)	(8,263)

Deferred tax assets	10,364	10,117

Deferred tax liabilities:
Research and Development capitalization	(3,234)	(3,705)
Acquired intangibles	(4,624)	(3,905)

Deferred tax assets, net	$2,506	$2,507

	December 31,
	2011	2012

Current deferred tax assets	$1,406	$2,750
Long-term deferred tax assets	1,782	608
Current deferred tax liabilities	(145)	(121)
Long-term deferred tax liabilities	(537)	(730)

Deferred tax assets, net	$2,506	$2,507

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic (Curaçao)	$(13)	$(236)	$(745)
Foreign	6,360	5,964	12,983

	$6,347	$5,728	$12,238

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
g.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2010	2011	2012

Income before taxes on income, as reported in the statements of income	$6,347	$5,728	$12,238

Statutory tax rate in Israel	25%	24%	25%

Theoretical taxes on income	$1,587	$1,375	$3,018
Increase (decrease) in taxes resulting from:
Effect of different tax rates	106	75	120
Utilization of carryforward tax losses for which valuation allowance was provided	(186)	(66)	(2,690)
Non-deductible expenses and tax exempt income	(302)	68	702
Taxes in respect of previous years	236	21	35
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	(1,471)	(2,040)	(1,206)
Losses and temporary differences for which valuation allowance was provided	172	244	421
Others	35	93	35

Taxes on income, as reported in the statements of operations	$177	$(230)	$435

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Taxes on income (benefit) are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current	$427	$470	$738
Deferred	(250)	(700)	(303)

	$177	$(230)	$435

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2011	2012

Balance at the beginning of the year	$400	$1,566
Settlement with tax authorities	-	(925)
Increase in tax position due to the acquisition of FIS	925	-
Increase in tax positions	241	66
Decrease in tax positions	-	(197)

Balance at the end of the year	$1,566	$510